Related Party Transactions (Details)						12 Months Ended
	Dec. 15, 2021 AUD ($)	Jul. 01, 2021 AUD ($)	Jul. 01, 2020 AUD ($)	Jan. 31, 2016 AUD ($)	Jun. 01, 2013 AUD ($) $ / shares	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Related Party Transactions [Line Items]
Rental expense				$ 38,940
Warehousing, distribution and invoicing services		$ 77,000	$ 70,000			$ 55,000
Additional payable	$ 35,000
Wattle Laboratories Pty Ltd [Member]
Related Party Transactions [Line Items]
Rental expense						$ 47,293		$ 44,667	$ 42,364
Grandlodge Capital Pty Ltd [Member]
Related Party Transactions [Line Items]
Warehousing, distribution and invoicing services					$ 70,000
Price per share (in Dollars per share) | $ / shares					$ 0.16
Chief Operating Officer [Member]
Related Party Transactions [Line Items]
Related party transaction							$ 17,325	$ 17,065